LEASES - Weighted average remaining lease term and discount rate (Details)	Dec. 31, 2021	Dec. 31, 2020
Weighted average remaining lease term:
Operating lease	10 years 9 months 18 days	12 years 2 months 12 days
Finance lease	17 years 8 months 12 days	14 years 7 months 6 days
Weighted average discount rate:
Operating lease	7.01%	6.56%
Finance lease	7.27%	8.63%